Balance Sheet Components - Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
R&D tax credit receivable	$ 23,424	$ 17,412	$ 14,731
Grants receivable	533	0	239
VAT receivable	1,005	607	886
Other receivables	4	5	93
Total other receivables	$ 24,966	$ 18,024	$ 15,949